UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4503

Tax-Free Trust of Arizona
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 6/30/10

Date of reporting period: 6/30/11

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Annual Report
June 30, 2011

A tax-free income investment

Serving Arizona Investors For More Than 25 Years Tax-Free Trust of Arizona “Experience, Procedures and Review”

August, 2011

Dear Fellow Shareholder:

     The Management of Tax-Free Trust of Arizona has been privileged to serve you and our other shareholders since the Trust’s inception in 1986 – more than 25 years ago.

     One of the benefits of being in existence so long is that we have experienced a number of up and down economic cycles and endured a variety of changes and challenges. In short, we have generally “seen it all before.” Back in 1993, we produced a “Thought for the Month” entitled “The Sky is Falling!” It was intended to calm any fears that our then shareholders might have had as a result of newspaper and magazine articles which were predicting that the municipal bond market was about to crumble.

     Here we are 18 years later and similar articles have been appearing once again in both the financial and local press. While the facts and circumstances may be somewhat different, we believe that what we said back in 1993 still holds true for us today.

     Certainly there is a degree of risk with virtually everything in life. However, we do not believe that “the sky is falling.” Furthermore, all of us associated with Tax-Free Trust of Arizona take very deliberate steps each and every day in pursuit of your Trust’s objective of seeking to provide you with as high a level of double tax-free income as is consistent with preservation of capital.

     The following are among those deliberate steps we take each day in managing your Trust:

•
In line with Tax-Free Trust of Arizona’s prospectus, we may only purchase investment grade securities – securities rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations - or if unrated, determined by your investment team to be of comparable quality. In addition to credit characteristics, we also look at an issue’s maturity and sector (in order to enhance diversification and meet other requirements identified by your portfolio management team).

•
We invest in an issue based on our initial research. Then we monitor the ongoing financial condition of the issuer. This may include speaking to financial officers affiliated with the issuer, reviewing economic changes impacting the issuer, and reviewing the issuer’s financial reports. The importance of knowing what we own is heightened during periods of market volatility.

NOT A PART OF THE ANNUAL REPORT

     The research conducted prior to investing in a bond, and ongoing credit monitoring, make it possible to evaluate potential risks associated with an individual bond and the adequacy of the compensation provided for that risk. Simply put, we seek to evaluate whether, as a bond investor, the Trust is adequately compensated for the risk associated with lending to a particular issuer.

•	We use a nationally prominent independent pricing service to price each and every single one of your Trust’s portfolio holdings on a daily basis.

•	In an effort to test the accuracy of our pricing, we regularly compare and confirm prices of our portfolio securities with a second pricing service.

•	We continually seek to ensure that Tax-Free Trust of Arizona’s net assets are invested in liquid securities.

•
And, your Trust’s portfolio holdings are published regularly. A detailed report is available quarterly, while your Trust’s five largest portfolio holdings are listed as of each month-end. This information may be found on our website at www.aquilafunds.com.

     We believe that following these various policies and procedures have served you and our other shareholders well over the past 25 years.

     And, you can rest assured that we regularly review and seek to enhance them as and when we believe appropriate.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE ANNUAL REPORT

Serving Arizona Investors For More Than 25 Years Tax-Free Trust of Arizona ANNUAL REPORT Management Discussion

     The past fiscal year saw most of our cities and towns come to grips with the financial fallout which remained from the 2008 economic downturn. The recovery remains slow, thus curtailing the typical rebound to local tax revenues as expenses for public healthcare and employee benefits remain underfunded. Under this umbrella we watched as local budgets proceeded and the common services shared by citizens continued.

     With this said, a jolt to the municipal market occurred in early December, 2010, when a noted bank analyst predicted “hundreds of billions of dollars” in municipal defaults. Seven months later the prediction has yet to be proven. The immediate impact, however, was a wave of selling and declines in the value of municipal bonds. Safer bonds - those with Aaa and Aa ratings - were favored just as bonds with the lower ratings of BBB were ignored. Likewise, bonds with shorter maturities were favored over longer maturing bonds to avoid risk and volatility. The reality is that the municipal bond arena has continued to perform in much the same way as it has historically. A study by Moody’s Investors Service found that from 1970 to 2009, 54 RATED municipal issuers out of 15,224 issuers, or less than 1%, had defaulted. For the first half of 2011, municipal defaults nationally are 60% less compared with the first half of 2010, with the majority being non-rated. Yes, defaults occur with municipal debt, but typically in lower-rated, smaller issues. Indeed, local collections from income and sales taxes have increased during 2011 versus comparable 2010 periods. Thus, as our local governments continue to combat revenue and spending imbalances, we believe the prediction of a debt crisis has been proven to be unfounded. Moreover, we believe that the Trust’s emphasis on general obligation debt of cities and school districts plus essential service debt such as water, sewer and electric revenue bonds is right for these uncertain times.

     As one would expect in questionable times, yields (and prices) varied substantially over the past year. A ten-year AAA municipal as measured by the Municipal Market Data was 2.79% on June 30, 2010 and improved to 2.75% as of June 30, 2011. However, thirty-year yields increased from 4.02% to 4.35% as the longer end of the yield curve steepened. Moreover, yields reached a twelve month low (high in value) in late August with the ten-year yield at 2.34% and the thirty-year yield at 3.69%. Yields had backed up by the end of January, 2011, to 3.31% for ten years and 4.78% for thirty years.

     Likewise, the Trust’s net asset value (NAV) followed a similar trend. The NAV of Class A shares was $10.50 on June 30, 2010. The value rose to a twelve-month high of $10.77 in late-August before leveling and then declining to the twelve-month low of $9.94 in mid-January, 2011. As of June 30, 2011, the Trust’s Class A share NAV was $10.37 or a change for the fiscal year of -1.24%. Income for the year was basically unchanged at $0.417/share versus $0.427/share in 2010 or a 3.97% income return. Thus, Class A share total return for the fiscal year was a positive 2.80%.

MANAGEMENT DISCUSSION (continued)

     The Trust’s net assets declined over the twelve months from $322 million to $287 million so we were net sellers during the period. As the municipal yield curve remained historically steep with short term yields over 300 basis points (100 basis points=1%) below longer maturities, short maturity bonds were the main source of funds. Still the Trust maintained its intermediate term structure with an average maturity near 13 years with 84% of the Trust’s holdings maturing within 20 years. Our investment grade credit focus also continues with 91% of the Trust’s holdings with an A rating or better.

     An important self-correcting part of the municipal market is the reduced level of borrowing as state and local governments grapple with smaller budgets and reduced borrowing capacity. Since 2005, municipal issuance in the U.S. has exceeded $400 billion in every calendar year. For the first six months of 2011, U.S. municipal entities have issued approximately $105 billion of debt or about 50% less than in 2010. Arizona very much mirrors this scenario with $1.6 billion issued during the first half of 2011 versus $3.6 billion in the first half of 2010. We expect the lower level of debt issuance to be the norm for the next several years.

     We admit that our crystal ball is a bit murky as we look into the foreseeable future. Living and working in Arizona we acknowledge the slowness of economic growth from an anemic housing industry. Although, as mentioned above, revenues are improving and budget processes are getting a bit easier, the population growth experienced by Arizona over the past couple of decades is probably behind us. We believe our cities and towns will continue to meet their debt obligations. We have some questions on the strength of the economy and as such, the direction of interest rates. It seems to us that rates should be rising, but they stubbornly resist.

     We believe the Trust’s intermediate maturity structure, with one-fifth of the Trust maturing within five years and one-third within ten years, should buffer our price volatility. Likewise, we expect repositioning within the Trust to emphasize credit and improved income flows to minimize price volatility.

     In addition, we expect some talk at the Federal level of eliminating the tax-exemption on the future issuance of municipal debt, which could add value to our current portfolio.

     In summary, we expect the coming year will be one of small steps to capture opportunities. As always our ongoing goal remains to produce a maximum level of tax-exempt income while minimizing the price swings of our net asset value.

Performance data represents past performance, but does not guarantee future results. Investment return and principal value will fluctuate; shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the data presented.

NOT FDIC INSURED – NO BANK GUARANTEE – MAY LOSE VALUE

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class Y shares of Tax-Free Trust of Arizona for the 10-year period ended June 30, 2011 as compared with the Barclays Capital Quality Intermediate Municipal Bond Index (the “Barclays Capital Index”) and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. In prior “Performance Reports”, Class A shares performance was graphed. The chart below now shows Class Y shares which is consistent with the bar chart disclosure in the Trust’s prospectus. It should be noted that the Barclays Capital Index does not include any operating expenses nor sales charges, and being nationally oriented, does not reflect state specific bond market performance.

	Average Annual Total Return
	for periods ended June 30, 2011
				Since
Class and Inception Date	1 Year	5 Years	10 Years	Inception
Class A (commenced operations on 3/13/86)
With Maximum Sales Charge	(1.34)%	3.36%	3.82%	5.65%
Without Sales Charge	2.80	4.21	4.25	5.82
Class C (commenced operations on 4/01/96)
With CDSC	0.91	3.33	3.37	3.79
Without CDSC	1.93	3.33	3.37	3.79
Class Y (commenced operations on 4/01/96)
No Sales Charge	2.95	4.35	4.40	4.96
Barclays Capital Index	4.00	5.45	4.78	5.83	* (Class A)
				5.10	(Class C & Y)

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each class’s income may be subject to Federal and state income taxes and/or the Federal alternative minimum tax. Past performance is not predictive of future investment results.

*	From commencement of the index on 1/1/87.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of
Tax-Free Trust of Arizona:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Trust of Arizona as of June 30, 2011 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2011, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Arizona as of June 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
August 26, 2011

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (20.7%)	(unaudited)	Value
	Buckeye Jackrabbit Trail Sanitary Sewer Improvement
	District
$2,345,000	6.250%, 01/01/29	NR/A-/NR	$2,332,642
	Bullhead City Parkway Improvement District
645,000	6.100%, 01/01/12	A3/NR/NR	656,333
	Coconino & Yavapai Counties Joint Unified School
	District No. 9 Sedona
1,000,000	5.375%, 07/01/28	Aa2/A+/NR	1,056,780
	Flagstaff Improvement District (Aspen Place Sawmill)
2,500,000	5.000%, 01/01/32	Aa3/NR/NR	2,499,825
	Gila Co. Unified School District No. 10 (Payson)
400,000	5.250%, 07/01/27 AMBAC Insured	Aa3/NR/NR	411,360
1,000,000	5.750%, 07/01/28	Aa3/NR/NR	1,070,500
	Gilbert Improvement District No. 19
335,000	5.200%, 01/01/23	A1/A/NR	336,832
	Gilbert Improvement District No. 20
700,000	5.100%, 01/01/29	Aa3/A/NR	714,721
	Goodyear, Arizona Refunding
1,000,000	5.000%, 07/01/29	Aa2/AA-/NR	1,009,830
	Goodyear McDowell Road Commercial Corridor
	Improvement District
3,000,000	5.250%, 01/01/32 AMBAC Insured	A1/A-/NR	2,912,070
	Graham Co. Unified School District No. 4 (Thatcher)
400,000	4.750%, 07/01/12 AGMC Insured	Aa3/NR/NR	407,452
	Greenlee Co. School District No. 18 (Morenci)
150,000	5.000%, 07/01/11	Baa1/NR/NR	150,000
200,000	5.000%, 07/01/13	Baa1/NR/NR	210,344
	Maricopa Co. Elementary School District No. 8 (Osborn)
920,000	6.250%, 07/01/22	NR/A/NR	1,033,169
	Maricopa Co. Elementary School District No. 38
	(Madison)
730,000	5.000%, 07/01/22 NPFG Insured	Baa1/A+/NR	772,917

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	Maricopa Co. Elementary School District No. 68
	(Alhambra)
$3,000,000	5.500%, 07/01/14 AGMC Insured	Aa3/NR/NR	$3,320,370
	Maricopa Co. High School District No. 210 Phoenix
	Union)
2,245,000	5.000%, 07/01/23 AGMC Insured (pre-refunded)	Aa2/AA+/NR	2,529,778
	Maricopa Co. Unified School District No. 24 (Gila Bend)
760,000	5.500%, 07/01/22	NR/NR/NR*	676,233
	Maricopa Co. Unified School District No. 48 (Scottsdale)
1,970,000	4.000%, 07/01/14	Aa1/AA/NR	2,115,682
650,000	3.000%, 07/01/15	Aa1/AA/NR	683,462
500,000	4.000%, 07/01/16	Aa1/AA/NR	549,725
	Maricopa Co. Unified School District No. 89 (Dysart)
2,185,000	5.500%, 07/01/22 NPFG FGIC Insured	NR/A+/NR	2,457,491
1,300,000	5.000%, 07/01/25 Syncora Guarantee, Inc. Insured	NR/A+/AA-	1,348,113
1,500,000	6.000%, 07/01/28	NR/A+/AA-	1,622,385
	Maricopa Co. Unified School District No. 90 (Saddle
	Mountain)
1,200,000	5.000%, 07/01/13	Baa1/NR/A-	1,228,452
1,000,000	5.125%, 07/01/25 AGMC Insured	Aa3/AA+/NR	1,013,650
	Maricopa Co. Unified School District No. 95 (Queen
	Creek)
500,000	5.000%, 07/01/27 AGMC Insured	Aa3/NR/NR	508,245
	Mohave Co. Unified School District No. 20 (Kingman)
1,175,000	5.250%, 07/01/24 AGMC Insured	Aa3/AA+/NR	1,263,748
1,000,000	5.000%, 07/01/26 AGMC Insured	Aa3/AA+/NR	1,049,640
	Navajo Co. Unified School District No. 2 (Joseph City)
1,250,000	5.000%, 07/01/18	A2/NR/NR	1,326,313
	Navajo Co. Unified School District No. 6 (Heber-
	Overgaard)
500,000	5.500%, 07/01/28 AGMC Insured	NR/AA+/NR	553,720
	Navajo Co. Unified School District No. 10 (Show Low)
500,000	5.250%, 07/01/15 FGIC-NPFG Insured	NR/NR/NR*	550,460

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	General Obligation Bonds (continued)	(unaudited)	Value
	Phoenix, Arizona
$1,000,000	6.250%, 07/01/16	Aa1/AAA/NR	$1,213,970
1,240,000	6.250%, 07/01/17	Aa1/AAA/NR	1,524,134
580,000	5.375%, 07/01/20	Aa1/AAA/NR	599,656
420,000	5.375%, 07/01/20 (pre-refunded)	Aa1/NR/NR	441,231
	Pima Co. Unified School District No.1 (Tucson)
1,500,000	5.000%, 07/01/27 AGMC Insured	Aa2/AA+/NR	1,533,690
	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A+/NR	1,258,788
	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AA+/NR	1,051,720
1,000,000	5.375%, 07/01/29	NR/A+/NR	1,038,610
	Pima Co. Unified School District No. 10 (Amphitheater)
700,000	5.000%, 07/01/27	Aa2/A+/NR	721,084
	Pinal Co. Elementary School District No. 4 (Casa Grande)
925,000	4.250%, 07/01/18 AGMC Insured	Aa3/AA+/NR	1,003,458
	Pinal Co. Unified School District No. 1 (Florence)
1,500,000	5.000%, 07/01/27 NPFG FGIC Insured	NR/A/NR	1,466,100
	Pinal Co. Unified School District No. 44 (J. O. Combs)
500,000	5.000%, 07/01/28	NR/A/NR	506,170
	Prescott Valley Sewer Collection Improvement District
41,000	7.900%, 01/01/12	NR/A/NR	41,850
	Queen Creek Improvement District No. 1
1,500,000	5.000%, 01/01/32	A3/BBB/BBB+	1,363,905
	Show Low Improvement District No. 6
850,000	6.000%, 01/01/18 ACA Insured	NR/NR/NR*	841,466
	Tempe, Arizona
2,595,000	4.000%, 07/01/22	Aa1/AAA/AAA	2,776,935
1,000,000	4.500%, 07/01/24	Aa1/AAA/AAA	1,056,350
	Tempe Improvement District (Pier Town Lake)
1,500,000	5.000%, 01/01/29	Aa3/NR/NR	1,541,775
	Tubac Fire District
760,000	5.500%, 07/01/28 AGMC Insured	Aa3/NR/NR	816,840
	Total General Obligation Bonds		59,169,974

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (78.3%)	(unaudited)	Value

	Airport Revenue Bonds (2.6%)
	Phoenix Civic Improvement Corp. Airport Revenue
	Bonds
$1,000,000	5.250%, 07/01/18 AMT	Aa3/AA-/NR	$1,106,970
1,000,000	5.250%, 07/01/19 AMT	Aa3/AA-/NR	1,089,510
2,200,000	5.250%, 07/01/27 AMT, NPFG FGIC Insured	Aa3/AA-/NR	2,209,614
1,000,000	5.250%, 07/01/33	A1/A+/NR	1,016,460
1,200,000	5.000%, 07/01/33	Aa3/AA-/NR	1,209,132
	Tucson Airport Authority Revenue Bonds
1,000,000	5.000%, 12/01/25 NPFG Insured AMT	A2/NR/A	974,910
	Total Airport Revenue Bonds		7,606,596

	Basic Service Revenue Bonds (18.7%)
	Arizona School Facilities Board Revenue Bonds
1,000,000	5.750%, 07/01/18 AMBAC Insured (pre-refunded)	NR/NR/NR*	1,144,170
	Arizona State Lottery Revenue
3,000,000	5.000%, 07/01/28 AGMC Insured	Aa3/AA+/NR	3,068,700
	Arizona Transportation Board Revenue Bonds
1,000,000	5.250%, 07/01/24	Aaa/AAA/NR	1,089,400
2,550,000	5.000%, 07/01/28	Aaa/AAA/NR	2,708,865
3,755,000	5.000%, 07/01/33	Aaa/AAA/NR	3,873,282
	Casa Grande Excise Tax Revenue Bonds
440,000	5.200%, 04/01/17 NPFG Insured	Baa1/NR/AA	441,254
1,835,000	5.000%, 04/01/21 AMBAC Insured	A1/NR/AA	1,894,014
1,435,000	5.000%, 04/01/28	NR/AA/AA	1,470,028
	Glendale Water & Sewer Revenue
1,670,000	4.750%, 07/01/24 AGMC Insured	Aa3/AA+/NR	1,750,644
2,000,000	5.000%, 07/01/28 AMBAC Insured	Aa3/AA/NR	2,040,880
	Glendale Western Loop 101 Public Facilities Excise
	Tax Revenue Bonds
1,000,000	6.250%, 07/01/38	A2/AA/NR	1,015,570
	Goodyear Water and Sewer Revenue
1,750,000	5.375%, 07/01/30	A2/A+/NR	1,772,995
635,000	5.250%, 07/01/31 AGMC Insured	Aa3/AA+/NR	643,369

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Basic Service Revenue Bonds (continued)
	Greater Arizona Development Authority Revenue
	Bonds
$2,000,000	5.000%, 08/01/22 NPFG Insured	A1/AA-/NR	$2,068,620
2,000,000	5.000%, 08/01/28	A1/AA-/NR	2,003,040
1,200,000	5.500%, 08/01/29	A1/AA-/NR	1,225,380
1,200,000	5.000%, 08/01/29	A1/AA-/NR	1,199,952
	Phoenix Civic Improvement Corp. Wastewater
	Revenue Bonds
1,500,000	5.500%, 07/01/24 NPFG FGIC Insured	Aa2/AAA/NR	1,761,150
1,095,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA+/NR	1,128,321
	Phoenix Civic Improvement Corp. Water System
	Revenue Bonds
2,000,000	5.000%, 07/01/25	Aa2/AAA/NR	2,156,820
	Phoenix Street & Highway User Revenue Bonds
180,000	6.250%, 07/01/11	Aa3/AA/NR	180,000
100,000	6.250%, 07/01/11 NPFG Insured	Aa3/NR/NR	100,000
2,925,000	zero coupon, 07/01/13 NPFG FGIC Insured	Aa3/BBB/NR	2,796,212
	Pinal Co. Revenue Obligations Refunding Bonds
1,755,000	4.000%, 08/01/17	NR/AA-/NR	1,849,700
	Rio Nuevo Facilities District (Tucson) Excise Tax
	Revenue Bonds
1,500,000	6.500%, 07/15/24 AGMC Insured	Aa3/AA+/A	1,693,395
	Scottsdale Municipal Property Corp. Water & Sewer
	Project
2,000,000	5.000%, 07/01/28	Aa1/AAA/AAA	2,124,600
	Scottsdale Preserve Authority Excise Tax Revenue
	Bonds
1,185,000	5.250%, 07/01/18 (pre-refunded)	Aa2/AA+/AA+	1,185,000
1,255,000	5.250%, 07/01/19 (pre-refunded)	Aa2/AA+/AA+	1,255,000
	Tempe Excise Tax Revenue Bonds
2,000,000	5.250%, 07/01/19 (pre-refunded)	Aa1/AAA/NR	2,190,020
1,000,000	5.000%, 07/01/33	Aa2/AAA/NR	1,037,570
	Tucson Water System Revenue Bonds
2,200,000	5.500%, 07/01/18 NPFG FGIC Insured	Aa2/AA-/AA	2,327,820

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Basic Service Revenue Bonds (continued)
	Yuma Municipal Property Corp. Utility System
	Revenue Bonds
$700,000	5.000%, 07/01/21 Syncora Guarantee, Inc. Insured	A1/A+/AA-	$736,932
500,000	5.000%, 07/01/22 Syncora Guarantee, Inc. Insured	A1/A+/AA-	523,915
1,000,000	5.000%, 07/01/24 Syncora Guarantee, Inc. Insured	A1/A+/AA-	1,031,270
	Total Basic Service Revenue Bonds		53,487,888

	Higher Education Revenue Bonds (5.0%)
	Arizona Board of Regents-Northern Arizona University
	System Revenue Bonds
1,115,000	5.000%, 06/01/22 NPFG Insured	A1/A+/NR	1,161,752
1,200,000	5.500%, 06/01/34 FGIC Insured (pre-refunded)	A1/A+/NR	1,365,216
	Arizona Board of Regents-University of Arizona System
	Revenue Bonds
2,385,000	5.000%, 06/01/21 NPFG FGIC Insured	Aa2/AA/NR	2,484,216
	Cochise Co. Community College District Revenue Bonds
1,740,000	5.125%, 07/01/26 AGMC Insured	Aa3/NR/NR	1,869,247
1,825,000	5.125%, 07/01/28 AGMC Insured	Aa3/NR/NR	1,934,208
	Glendale Industrial Development Authority (Midwestern
	University)
550,000	5.250%, 05/15/13	NR/A-/NR	583,159
1,010,000	5.250%, 05/15/14	NR/A-/NR	1,095,153
	Maricopa Co. Community College District
2,000,000	4.000%, 07/01/21	Aaa/AAA/AAA	2,135,220
500,000	4.750%, 07/01/24	Aaa/AAA/AAA	529,305
	Yavapai Co. Community College District Revenue Bonds
220,000	6.000%, 07/01/12	NR/A/NR	225,746
1,000,000	4.875%, 07/01/25 AGMC Insured	Aa3/AA+/NR	1,021,810
	Total Higher Education Revenue Bonds		14,405,032

	Hospital Revenue Bonds (19.8%)
	Arizona Health Facilities Authority (Banner Health)
2,985,000	5.375%, 01/01/32	NR/AA-/AA-	3,021,596
	Arizona Health Facilities Authority (Blood Systems)
500,000	4.750%, 04/01/25	NR/A/NR	484,750

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Hospital Revenue Bonds (continued)
	Arizona Health Facilities Authority (Northern Arizona
	Healthcare System)
$540,000	5.250%, 10/01/16 NPFG Insured	Baa1/AA-/NR	$541,339
	Arizona Health Facilities Authority (Phoenix Children’s
	Hospital)
1,000,000	5.375%, 02/15/18 (pre-refunded)	NR/NR/NR*	1,040,670
	Arizona Health Facilities Authority (Samaritan Health)
1,750,000	5.625%, 12/01/15 NPFG Insured ETM	NR/BBB/NR	1,926,785
	Arizona Health Facilities Authority (Yavapai Regional
	Medical Center)
1,500,000	5.375%, 12/01/30 AGMC Insured	NR/NR/AA+	1,544,355
	Arizona Health Facilities Authority Hospital System
	(John C. Lincoln Hospital)
1,330,000	5.750%, 12/01/32 (pre-refunded)	NR/BBB/NR	1,440,483
	Flagstaff Industrial Development Authority (Northern
	Arizona Senior Living Center)
1,985,000	5.600%, 07/01/25	NR/NR/NR*	1,675,360
	Glendale Industrial Development Authority (John C.
	Lincoln Hospital)
1,000,000	5.250%, 12/01/22	NR/BBB/NR	956,930
1,000,000	4.700%, 12/01/28	NR/BBB/NR	839,730
1,500,000	5.000%, 12/01/35	NR/BBB/NR	1,242,315
2,000,000	5.000%, 12/01/42	NR/BBB/NR	1,602,500
	Maricopa Co. Hospital Revenue (Sun Health)
3,345,000	5.000%, 04/01/17 (pre-refunded)	NR/NR/NR*	3,833,102
1,500,000	5.000%, 04/01/25 (pre-refunded)	NR/NR/NR*	1,671,450
2,125,000	5.000%, 04/01/35 (pre-refunded)	NR/NR/NR*	2,462,046
	Maricopa Co. Industrial Development Authority
	(Catholic Healthcare West-St. Joseph’s Hospital)
1,855,000	5.000%, 07/01/21	A2/A/A+	1,859,675
2,300,000	5.375%, 07/01/23	A2/A/A+	2,345,977
7,740,000	5.250%, 07/01/32	A2/A/A+	7,595,185

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Hospital Revenue Bonds (continued)
	Mesa Industrial Development Authority (Lutheran
	Health System)
$850,000	5.000%, 01/01/19 NPFG Insured	Baa1/A+/AA-	$852,261
	Phoenix Industrial Development Authority (John C.
	Lincoln Hospital)
1,270,000	5.500%, 12/01/13 AGMC Insured	Aa3/AA+/NR	1,273,099
	Scottsdale Industrial Development Authority (Scottsdale
	Healthcare System)
745,000	5.500%, 09/01/12 AMBAC Insured ETM	NR/NR/NR*	768,132
1,000,000	5.000%, 09/01/18	A3/A-/A-	1,064,820
5,000,000	5.250%, 09/01/30	A3/A-/A-	5,002,650
3,000,000	5.800%, 12/01/31 (pre-refunded)	NR/NR/NR*	3,096,690
	University Medical Center Hospital Revenue Bonds
5,000,000	5.000%, 07/01/35	Baa1/BBB+/NR	4,195,850
700,000	6.500%, 07/01/39	Baa1/BBB+/NR	720,601
	Yavapai Co. Industrial Development Authority
	(Yavapai Regional Medical Center)
710,000	5.125%, 12/01/13 AGMC Insured	NR/AA+/BBB+	712,016
500,000	6.000%, 08/01/33	Baa2/NR/BBB+	497,070
1,250,000	5.625%, 08/01/37	Baa2/NR/BBB+	1,139,625
	Yuma Co. Industrial Development Authority (Yuma
	Regional Medical Center)
1,220,000	5.500%, 08/01/18 AGMC Insured (pre-refunded)	Aa3/AAA/NR	1,236,580
	Total Hospital Revenue Bonds		56,643,642

	Lease Revenue Bonds (15.6%)
	Arizona School Facilities Board Certificates of
	Participation Lease Revenue Bonds
3,000,000	5.500%, 09/01/23	A1/A+/NR	3,144,150
	Cave Creek Certificates of Participation Lease Revenue
	Bonds
365,000	5.750%, 07/01/19	NR/A/NR	367,478
	Downtown Phoenix Hotel Corp Lease Revenue Bonds
1,760,000	5.250%, 07/01/26 FGIC Insured	Baa1/BBB-/NR	1,509,042

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Lease Revenue Bonds (continued)
	Gilbert Public Facilities Municipal Property Corp.
	Lease Revenue Bonds
$1,000,000	4.900%, 07/01/21 AMBAC Insured	Aa2/AA/AA	$1,016,860
850,000	5.000%, 07/01/23	Aa2/AA/NR	901,646
1,250,000	5.000%, 07/01/24	Aa2/AA/NR	1,312,925
	Gilbert Water Resource Municipal Property Corp.
	Lease Revenue Bonds
1,855,000	4.900%, 04/01/19	NR/NR/A+	1,866,056
2,000,000	5.000%, 10/01/29 NPFG Insured	Baa1/A+/A+	1,999,840
	Goodyear Public Improvement Corp. Lease Revenue
1,000,000	6.000%, 07/01/31	Aa3/AA-/NR	1,065,620
	Green Valley Municipal Property Corp. Lease
	Revenue Bonds
1,250,000	5.250%, 07/01/33	NR/A+/NR	1,251,325
	Marana Municipal Property Corp. Lease Revenue
	Bonds
1,480,000	5.125%, 07/01/28	NR/AA/AA-	1,480,355
	Mohave Co. Industrial Development Authority
	Correctional Facilities Lease Revenue Bonds
1,000,000	8.000%, 05/01/25	NR/BBB+/NR	1,102,910
	Navajo Co. Municipal Property Corp. Lease Revenue
	Bonds
1,000,000	6.250%, 07/01/20 ACA Insured	NR/NR/NR*	958,920
	Nogales Municipal Development Authority
1,000,000	5.000%, 06/01/27 AMBAC Insured	A2/AA/NR	1,005,580
	Oro Valley Municipal Property Corp.
1,000,000	5.000%, 07/01/23 NPFG Insured	Baa1/AA-/AA-	1,014,900
	Phoenix Civic Improvement Corp. (Civic Plaza)
1,000,000	zero coupon, 07/01/23 NPFG FGIC Insured (converts
	to 5.50% coupon on 7/01/13)	Aa3/AA/NR	998,100
2,000,000	zero coupon, 07/01/27 BHAC Insured (converts to
	5.50% coupon on 7/01/13)	Aa1/AA+/NR	1,960,540
2,000,000	zero coupon, 07/01/30 BHAC Insured	Aa1/AA+/NR	1,916,140
2,000,000	zero coupon, 07/01/33 NPFG FGIC Insured	Aa3/AA/NR	1,813,360

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Lease Revenue Bonds (continued)
	Pinal Co. Certificates of Participation Lease Revenue
	Bonds
$3,230,000	5.250%, 12/01/21	NR/A+/A+	$3,331,196
2,250,000	5.000%, 12/01/29	NR/A+/A+	2,223,225
	Pinal Co. Correctional Facilities
1,470,000	5.250%, 10/01/21 ACA Insured	NR/BBB/NR	1,382,153
	Pinetop Fire District Certificates of Participation Lease
	Revenue Bonds
1,000,000	7.500%, 12/15/23	A3/NR/NR	1,013,380
	Puerto Rico Public Buildings Authority
1,000,000	5.250%, 07/01/13 XLCA Insured	A3/BBB-/NR	1,056,750
2,000,000	7.000%, 07/01/21	A3/BBB/NR	2,169,040
	Scottsdale Municipal Property Corp. Excise Tax
	Revenue Bonds
3,000,000	zero coupon, 07/01/20 AMBAC Insured (converts to
	4.50% coupon on 07/01/13)	Aa1/AAA/AAA	2,894,160
	Sierra Vista Municipal Property Corp. Lease Revenue
	Bonds
1,000,000	4.000%, 01/01/21	A1/AA/AA-	1,009,670
	State of Arizona Certificates of Participation
	Department Administration
500,000	5.250%, 10/01/28 AGMC Insured	Aa3/AA+/NR	512,725
	State of Arizona Certificates of Participation Lease
	Revenue Bonds
2,000,000	5.000%, 09/01/26 AGMC Insured	Aa3/AA+/NR	2,026,980
	Willcox Municipal Property Corp.
295,000	4.625%, 07/01/21	NR/A/NR	306,231
	Total Lease Revenue Bonds		44,611,257

	Mortgage Revenue Bonds (6.6%)
	Agua Fria Ranch Community Facilities District
600,000	5.800%, 07/15/30**	NR/NR/NR*	514,248
	Arizona Capital Facilities Finance Corp. Arizona State
	Student Housing
1,000,000	6.125%, 09/01/20	Baa3/NR/NR	1,000,140

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Mortgage Revenue Bonds (continued)
	DC Ranch Community Facilities District
$390,000	6.500%, 07/15/24**	NR/NR/NR*	$390,008
500,000	5.000%, 07/15/27 AMBAC Insured	A1/NR/NR	500,280
	Goodyear Community Facilities Utilities District No. 1
2,000,000	5.350%, 07/15/28 ACA Insured	A1/A-/NR	1,884,860
	Maricopa Co. Industrial Development Authority
	Multi-Family Mortgage Revenue Bonds (National
	Health Project)
1,300,000	5.500%, 01/01/18 AGMC Insured ETM	Aa3/AA+/NR	1,475,630
	Maricopa Co. Industrial Development Authority Single
	Family Mortgage Revenue Bonds
4,620,000	zero coupon, 02/01/16 ETM	Aaa/AAA/NR	4,252,941
3,565,000	zero coupon, 12/31/16 ETM	Aaa/AAA/NR	3,203,224
367,262	5.650%, 07/01/39 AMT GNMA Insured	Aaa/NR/NR	368,529
	Phoenix & Pima Co. Industrial Development Authority
	Single Family Mortgage
505,000	5.800%, 12/01/39 AMT GNMA Insured	Aaa/NR/NR	510,146
	Phoenix/Pima/ Maricopa Co. Industrial Development
	Authority Single Family Mortgage Revenue Bonds
228,074	5.500%, 12/01/38 AMT GNMA Insured	Aaa/NR/NR	228,222
	Pima Co. Industrial Development Authority Single
	Family Mortgage Revenue
90,000	6.500%, 02/01/17	A2/NR/NR	90,042
	Scottsdale Waterfront Community Facilities District
530,000	6.000%, 07/15/27	NR/NR/NR*	461,010
930,000	6.050%, 07/15/32	NR/NR/NR*	789,282
	South Campus Project Arizona State University
	Student Housing
1,205,000	5.625%, 09/01/28 NPFG Insured	Baa1/BBB/NR	1,183,455
	Southern Arizona Capital Facilities Finance Corp.
	University of Arizona Student Housing
1,000,000	5.100%, 09/01/33 NPFG Insured (pre-refunded)	NR/BBB/NR	1,055,910
	Sundance Community Facilities District
655,000	5.125%, 07/15/30	A3/BBB/NR	561,289
490,000	5.125%, 07/15/30 (pre-refunded)	A3/NR/NR	568,493
	Total Mortgage Revenue Bonds		19,037,709

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

		Rating
		Moody’s, S&P
Principal		and Fitch
Amount	Revenue Bonds (continued)	(unaudited)	Value

	Utility Revenue Bonds (10.0%)
	Arizona Power Authority (Hoover Dam Project)
	Revenue Bonds
$1,500,000	5.250%, 10/01/15	Aa2/AA/NR	$1,731,330
3,500,000	5.250%, 10/01/16	Aa2/AA/NR	4,096,890
1,220,000	5.250%, 10/01/17	Aa2/AA/NR	1,430,255
	Arizona Water Infrastructure Finance Authority
	Revenue Bonds
650,000	5.000%, 10/01/22	Aaa/AAA/AAA	694,128
1,500,000	5.000%, 10/01/28	Aaa/AAA/AAA	1,591,410
	Maricopa Co. Pollution Control (Arizona Public
	Service) Revenue
400,000	6.000%, 05/01/29	Baa2/BBB/BBB	439,936
	Navajo Co. Pollution Control (Arizona Public
	Service) Revenue
1,000,000	5.500%, 06/01/34	Baa2/BBB/NR	1,088,750
	Pima Co. Industrial Development Authority (Tucson
	Electric), Revenue Bonds
275,000	6.100%, 09/01/25	Baa3/BBB /BBB	275,039
	Salt River Project Agricultural Improvement and Power
	Revenue Bonds
660,000	5.250%, 01/01/15	Aa1/AA/NR	681,490
1,320,000	5.250%, 01/01/18	Aa1/AA/NR	1,359,547
3,300,000	5.250%, 01/01/19	Aa1/AA/NR	3,393,621
1,700,000	5.250%, 01/01/19 (pre-refunded)	Aa1/NR/NR	1,758,497
780,000	5.000%, 01/01/23	Aa1/AA/NR	797,066
400,000	5.000%, 01/01/23 (pre-refunded)	Aa1/NR/NR	413,280
1,000,000	5.000%, 01/01/25	Aa1/AA/NR	1,025,920
515,000	5.000%, 01/01/31	Aa1/AA/NR	521,020
365,000	5.000%, 01/01/31	Aa1/AA/NR	369,267
110,000	5.000%, 01/01/31 (pre-refunded)	Aa1/NR/NR	113,625
4,000,000	5.000%, 01/01/37	Aa1/AA/NR	4,062,560

TAX-FREE TRUST OF ARIZONA
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2011

			Rating
			Moody’s, S&P
Principal			and Fitch
Amount		Revenue Bonds (continued)	(unaudited)	Value

		Utility Revenue Bonds (continued)
		Salt Verde Finance Corp. Gas Revenue
$3,000,000		5.250%, 12/01/28	A3/A/NR	$2,916,510
		Total Utility Revenue Bonds		28,760,141
		Total Revenue Bonds		224,552,265
		Total Investments (cost $275,103,630 – note 4)	99.0%	283,722,239
		Other assets less liabilities	1.0	2,974,770
		Net Assets	100.0%	$286,697,009

	*
Any security not rated (NR) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO” or “credit rating agency”) has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

	**	Illiquid security: Considered illiquid because of restrictions as to sale. The securities represent 0.5% of net assets.

Percent of
Portfolio Distribution By Quality Rating (unaudited)	of Investments1
Aaa of Moody’s or AAA of S&P or Fitch	10.9%
Pre-refunded bonds2/ETM Bonds	14.2
Aa of Moody’s or AA of S&P or Fitch	41.4
A of Moody’s or S&P or Fitch	24.2
Baa of Moody’s or BBB of S&P or Fitch	6.9
Not Rated*	2.4
100.0%

1	Where applicable, calculated using the highest rating of the three NRSROs.
2	Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:

ACA - American Capital Assurance Financial Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
BHAC - Berkshire Hathaway Assurance Corp.
ETM - Escrowed to Maturity FGIC - Financial Guaranty Insurance Co. GNMA - Government National Mortgage Association NPFG - National Public Finance Guarantee NR - Not Rated XCLA - XL Capital Assurance
See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2011

ASSETS
Investments at value (cost $275,103,630)	$283,722,239
Cash	384,668
Interest receivable	5,244,891
Receivable for Trust shares sold	277,996
Other assets	8,383
Total assets	289,638,177
LIABILITIES
Payable for investment securities purchased	2,381,370
Payable for Trust shares redeemed	262,086
Dividends payable	111,924
Management fee payable	94,686
Distribution and service fees payable	2,976
Accrued expenses	88,126
Total liabilities	2,941,168
NET ASSETS	$286,697,009

Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$276,500
Additional paid-in capital	278,772,674
Net unrealized appreciation on investments (note 4)	8,618,609
Accumulated net realized loss on investments	(1,373,459)
Undistributed net investment income	402,685
	$286,697,009

CLASS A
Net Assets	$260,330,028
Capital shares outstanding	25,108,795
Net asset value and redemption price per share	$10.37
Maximum offering price per share (100/96 of $10.37 adjusted to nearest cent)	$10.80

CLASS C
Net Assets	$15,179,306
Capital shares outstanding	1,464,127
Net asset value and offering price per share	$10.37
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$10.37	*

CLASS Y
Net Assets	$11,187,675
Capital shares outstanding	1,077,070
Net asset value, offering and redemption price per share	$10.39

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 2011

Investment Income:

Interest income		$14,825,031

Expenses:

Management fee (note 3)	$1,237,395
Distribution and service fees (note 3)	581,306
Transfer and shareholder servicing agent fees	151,429
Trustees’ fees and expenses (note 8)	128,506
Legal fees (note 3)	73,356
Shareholders’ reports and proxy statements	43,756
Custodian fees (note 6)	29,289
Registration fees and dues	29,276
Auditing and tax fees	23,699
Insurance	16,441
Chief compliance officer services (note 3)	4,504
Miscellaneous	44,991
Total expenses	2,363,948

Expenses paid indirectly (note 6)	(220)
Net expenses		2,363,728
Net investment income		12,461,303

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	734,094
Change in unrealized appreciation on investments	(5,770,744)

Net realized and unrealized gain (loss) on investments		(5,036,650)
Net change in net assets resulting from operations		$7,424,653

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2011	June 30, 2010
OPERATIONS:
Net investment income	$12,461,303	$12,975,043
Net realized gain (loss) from securities transactions	734,094	310,179
Change in unrealized appreciation on investments	(5,770,744)	10,552,747
Change in net assets resulting from operations	7,424,653	23,837,969

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(11,313,279)	(12,062,278)
Net realized gain on investments	–	(85,409)

Class C Shares:
Net investment income	(500,441)	(364,132)
Net realized gain on investments	–	(3,432)

Class Y Shares:
Net investment income	(481,675)	(499,884)
Net realized gain on investments	–	(3,513)
Change in net assets from distributions	(12,295,395)	(13,018,648)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	25,333,911	40,502,688
Reinvested dividends and distributions	6,729,556	7,249,076
Cost of shares redeemed	(62,569,822)	(42,073,334)
Change in net assets from capital share transactions	(30,506,355)	5,678,430

Change in net assets	(35,377,097)	16,497,751

NET ASSETS:
Beginning of period	322,074,106	305,576,355
End of period*	$286,697,009	$322,074,106

*Includes undistributed net investment income of:	$402,685	$269,232

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2011

1. Organization

     Tax-Free Trust of Arizona (the “Trust”), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. On October 31, 1997, the Trust established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares may carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011

b)
Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs — Municipal Bonds*	283,722,239
Level 3 – Significant Unobservable Inputs	—
Total	$283,722,239

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)	Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011

investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2008-2010) or expected to be taken in the Trust’s 2011 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple Class Allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Accounting pronouncements: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2010.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these updates and amendments may have on the Trust’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. Under the Advisory and Administration

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011

Agreement, the Manager provides all investment management and administrative services to the Trust. The Manager’s services include providing the office of the Trust and all related services as well as managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust’s net assets.

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Trust’s Prospectus and Statement of Additional Information. b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (“the Distributor”) including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust’s average net assets represented by Class A Shares. For the year ended June 30, 2011, distribution fees on Class A Shares amounted to $422,903, of which the Distributor retained $26,049.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C Shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the year ended June 30, 2011, amounted to $118,802. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the year ended June 30, 2011, amounted to $39,601. The total of these payments with respect to Class C Shares amounted to $158,403, of which the Distributor retained $24,323.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Arizona, with the bulk of any sales commissions inuring to such intermediaries. For the year ended June 30, 2011, total commissions on sales of Class A Shares amounted to $308,301, of which the Distributor received $57,467. c) Other Related Party Transactions

     On June 1, 2011, Bingham McCutchen LLP replaced Butzel Long PC (“Butzel”) as counsel to the Trust. During the period July 1, 2010 to May 31, 2011, the Trust incurred $56,377 of legal fees allocable to Butzel for legal services in conjunction with the Trust’s ongoing operations. During this period, the Trust’s former Secretary was Of Counsel to Butzel.

4. Purchases and Sales of Securities

     During the year ended June 30, 2011, purchases of securities and proceeds from the sales of securities aggregated $37,717,671 and $71,160,412, respectively.

     At June 30, 2011, the aggregate tax cost for all securities was $274,700,945. At June 30, 2011, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $12,419,968 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $3,398,674 for a net unrealized appreciation of $9,021,294.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers’ ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At June 30, 2011, the Trust had 1.1% of its net assets invested in two such municipal issues.

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011

7. Capital Share Transactions

     Transactions in Capital Shares of the Trust were as follows:

	Year Ended		Year Ended
	June 30, 2011		June 30, 2010
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	1,480,617	$15,487,506	2,737,373	$28,497,668
Reinvested distributions	595,194	6,195,277	646,759	6,748,056
Cost of shares redeemed	(5,099,423)	(52,329,213)	(3,700,200)	(38,576,395)
Net change	(3,023,612)	(30,646,430)	(316,068)	(3,330,671)
Class C Shares:
Proceeds from shares sold	594,288	6,259,149	867,828	9,031,777
Reinvested distributions	30,987	322,074	20,531	214,477
Cost of shares redeemed	(490,191)	(5,033,236)	(257,996)	(2,691,607)
Net change	135,084	1,547,987	630,363	6,554,647
Class Y Shares:
Proceeds from shares sold	343,379	3,587,256	284,314	2,973,243
Reinvested distributions	20,292	212,205	27,377	286,543
Cost of shares redeemed	(499,569)	(5,207,373)	(76,730)	(805,332)
Net change	(135,898)	(1,407,912)	234,961	2,454,454
Total transactions in Trust
shares	(3,024,426)	$(30,506,355)	549,256	$5,678,430

8. Trustees’ Fees and Expenses

     At June 30, 2011 there were 9 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the year ended June 30, 2011 was $99,001. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the year ended June 30, 2011, such meeting-related expenses amounted to $29,505.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

     Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or net assets per share. For the year ended June 30, 2011, the Trust decreased undistributed net income by $32,455 and increased additional paid-in capital by $32,455 due to book/tax differences. At June 30, 2011 the Trust had a capital loss carryover of $1,373,458 which expires in 2018. Carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code.

The tax character of distributions:
	Year Ended June 30,
	2011	2010
Net tax-exempt income	$12,265,415	$12,749,290
Ordinary income	29,980	177,004
Long-term capital gain	–	92,354
	$12,295,395	$13,018,648

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2011

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$111,924
Accumulated net realized loss on investments	(1,373,459)
Unrealized appreciation	9,021,294
Other temporary differences	(111,924)
$7,647,835

The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Tax Information

     The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was enacted on December 22, 2010. The Modernization Act amends several tax provisions impacting mutual funds. In general, the amendments are effective for fiscal years after enactment. The Modernization Act provides several benefits, including the unlimited carryover of future capital losses versus the prior eight year limitation. Relevant information regarding the impact of the Modernization Act, if any, will be contained within the Federal Tax Status of Distributions section of the financial statements for the fiscal year ending June 30, 2012.

12. Ongoing Development

     The three major credit rating agencies (Standard & Poor’s, Moody’s and Fitch) have downgraded or eliminated ratings of the majority of the municipal bond insurance companies since December 2007 due to loss of capital from investments in subprime mortgages. As such, only a few are now deemed to be investment grade. Thus, while certain bonds still have insurance, some are no longer rated based upon the ratings of their insurers. Furthermore, because the ability of many of the Trust’s insurers to pay claims has been downgraded, the protection of such insurance has been diminished, and there is no assurance that some of them may be relied upon for payment.

TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Year Ended June 30,
	2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.50	$10.14	$10.19	$10.40	$10.45
Income from investment operations:
Net gain (loss) on securities (both realized and unrealized)	(0.13)	0.36	(0.05)	(0.17)	–
Total from investment operations	0.29	0.79	0.38	0.26	0.43
Less distributions (note 10):
Dividends from net investment income	(0.42)	(0.43)	(0.43)	(0.43)	(0.43)
Distributions from capital gains	–	– (3)	–	(0 04)	(0.05)
Total distributions	(0.42)	(0.43)	(0.43)	(0.47)	(0.48)
Net asset value, end of period	$10.37	$10.50	$10.14	$10.19	$10.40
Total return (not reflecting sales charge)	2.80%	7.87%	3.86%	2.52%	4.11%
Ratios/supplemental data
Net assets, end of period (in millions)	$260	$295	$289	$301	$318
Ratio of expenses to average net assets	0.73%	0.74%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets	4.07%	4.08%	4.26%	4.13%	4.00%
Portfolio turnover rate	12.28%	14.22%	18.55%	17.72%	13.63%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	0.73%	0.74%	0.74%	0.74%	0.74%
__________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Amount represents less than $0.01

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C										Class Y
	Year Ended June 30,										Year Ended June 30,
	2011		2010		2009		2008		2007		2011	2010	2009	2008	2007
Net asset value, beginning of period	$10.50		$10.14		$10.19		$10.40		$10.45		$10.52	$10.16	$10.21	$10.42	$10.48
Income from investment operations
Net investment income	0.33	(1)	0.33	(1)	0.34	(1)	0.34	(1)	0.34	(2)	0.44 (1)	0.44 (1)	0.44 (1)	0.44 (1)	0.44 (2)
Net gain (loss) on securities (both realized
and unrealized)	(0.13)		0.37		(0.05)		(0.17)		–		(0.14)	0.36	(0.05)	(0.17)	(0.01)
Total from investment operations	0.20		0.70		0.29		0.17		0.34		0.30	0.80	0.39	0.27	0.43
Less distributions (note 10):
Dividends from net investment income	(0.33)		(0.34)		(0.34)		(0.34)		(0.34)		(0.43)	(0.44)	(0.44)	(0.44)	(0.44)
Distributions from capital gains	–		–	(3)	–		(0.04)		(0.05)		–	– (3)	–	(0.04)	(0.05)
Total distributions	(0.33)		(0.34)		(0.34)		(0.38)		(0.39)		(0.43)	(0.44)	(0.44)	(0.48)	(0.49)
Net asset value, end of period	$10.37		$10.50		$10.14		$10.19		$10.40		$10.39	$10.52	$10.16	$10.21	$10.42
Total return	1.93	%(4)	6.95	%(4)	2.98	%(4)	1.65	%(4)	3.23	%(4)	2.95%	8.02%	4.02%	2.68%	4.16%
Ratios/supplemental data
Net assets, end of period (in millions)	$15		$14		$7.1		$6.2		$6.6		$11	$13	$9.9	$7.4	$2.8
Ratio of expenses to average net assets	1.57%		1.58%		1.60%		1.60%		1.60%		0.58%	0.59%	0.60%	0.60%	0.60%
Ratio of net investment income to average
net assets	3.21%		3.19%		3.38%		3.27%		3.15%		4.22%	4.22%	4.39%	4.24%	4.14%
Portfolio turnover rate	12.28%		14.22%		18.55%		17.72%		13.63%		12.28%	14.22%.	18.55%	17.72%	13.63%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

Ratio of expenses to average net assets	1.57%		1.58%		1.59%		1.59%		1.59%		0.58%	0.59%	0.59%	0.59%	0.59%
__________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Amount represents less than $0.01.
(4)	Not reflecting CDSC.

See accompanying notes to financial statements.

Additional Information (unaudited)

Trustees (1) and Officers

Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Trust and	Principal	Complex	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

Interested Trustee(4)

Diana P. Herrmann New York, NY (02/25/58)	Trustee since 1994 and President since 1998
Vice Chair and Chief Executive Officer of Aquila Management Corporation, Founder of the Aquila Group of Funds(5) and parent of Aquila Investment Management LLC, Manager since 2004, President since 1997, Chief Operating Officer, 1997-2008, a Director since 1984, Secretary since 1986 and previously its Executive Vice President, Senior Vice President or Vice President, 1986-1997; Chief Executive Officer and Vice Chair since 2004, President and Manager since 2003, and Chief Operating Officer (2003-2008), of the Manager; Chair, Vice Chair, President, Executive Vice President and/or Senior Vice President of funds in the Aquila Group of Funds since 1986; Director of the Distributor since 1997; Governor, Investment Company Institute (the trade organization for the U.S. mutual fund industry which is dedicated to protecting shareholder interests and educating the public about investing) for various periods since 2004, and head of its Small Funds Committee, 2004-2009; active in charitable and volunteer organizations.
			12	ICI Mutual Insurance Company, a Risk Retention Group (2006-2009 and since 2010)

Non-interested Trustees

Grady Gammage, Jr. Phoenix, AZ (10/01/51)	Chair of the Board of Trustees since 2011 and Trustee since 2001	Founding partner, Gammage & Burnham, PLC, a law firm, Phoenix, Arizona, since 1983; director, Central Arizona Water Conservation District, 1992-2004; director, Arizona State University Foundation since 1998; Senior Fellow, Morrison Institute for Public Policy; active with Urban Land Institute.	4	None

			Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Trust and	Principal	Complex	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

Tucker Hart Adams Colorado Springs, CO (01/11/38)	Trustee since 2009	Senior Partner, Summit Economics, since 2010; President, The Adams Group, an economic consulting firm, 1989-2010; formerly Chief Economist, United Banks of Colorado; currently or formerly active with numerous professional and community organizations.	4
Trustee, Colorado Health Facilities Authority; advisory board, Griffis/Blessings, Inc. (commercial property development and management); advisory board, Kachi Partners (middle market buyouts); formerly Director, Touch America and Mortgage Analysis Computer Corp.

Ernest Calderón Phoenix, AZ (10/24/57)	Trustee since 2004	Founder, Calderón Law Offices, since 2004; Equity Partner, Jennings, Strouss & Salmon, PLC, 1992-2004; member, Arizona Board of Regents since 2003 and member of Governor Janice Brewer’s Transition Team since 2009; Past President, Grand Canyon Council of Boy Scouts of America; Past President, State Bar of Arizona, 2003-2004; member, American Law Institute.	3	None

Thomas A. Christopher Danville, KY (12/19/47)	Trustee since 2009	Senior partner of Robinson, Hughes & Christopher, C.P.A.s, P.S.C., since 1977; President, A Good Place for Fun, Inc., a sports facility, since 1987; Director, Sunrise Children’s Services Inc. (2010); currently or formerly active with various professional and community organizations.	5	None

			Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Trust and	Principal	Complex	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

Gary C. Cornia Orem, UT (06/24/48)	Trustee since 2009	Dean, Marriott School of Management, Brigham Young University, since 2008; Director, Romney Institute of Public Management, Marriott School of Management, 2004-2008; Professor, Marriott School of Management, 1980-present; Past President, National Tax Association; Fellow, Lincoln Institute of Land Policy, 2002-present; Associate Dean, Marriott School of Management, Brigham Young University, 1991-2000; member, Utah Governor’s Tax Review Committee, 1993-2009.	5	Lincoln Institute of Land Policy, Cambridge, MA; Utah Foundation, Salt Lake City , UT

Lyle W. Hillyard Logan, UT (09/25/40)	Trustee since 2009	President of the law firm of Hillyard, Anderson & Olsen, Logan, Utah, since 1967; member of Utah Senate, 1985 to present, in the following positions: President, 2000, Senate Majority Leader, 1999-2000, Assistant Majority Whip, 1995-1998; served as Chairman of the following Utah Senate Committees: Tax and Revenue, Senate Judiciary Standing, Joint Executive Appropriations, and Senate Rules; currently serves as Co-Chair, Joint Executive Appropriations.	3	None

John C. Lucking Phoenix, AZ (05/20/43)	Trustee since 1994	President, Econ-Linc, an economic consulting firm, since 1995; formerly Consulting Economist, Bank One Arizona and Chief Economist, Valley National Bank; member, Arizona’s Joint Legislative Budget Committee Economic Advisory Panel and the Western Blue Chip Economic Forecast Panel; Board member, Northern Arizona University Foundation since 1997; member, various historical, civic and economic associations.	3	Formerly Director, Sanu Resources

Number of
	Positions		Portfolios
	Held with		in Fund
Name,	Trust and	Principal	Complex	Other Directorships
Address(2)	Length of	Occupation(s)	Overseen	Held by Trustee
and Date of Birth	Service(3)	During Past 5 Years	by Trustee	During Past 5 Years

Anne J. Mills Scottsdale, AZ (12/23/38)	Trustee since 1986 and Chair of the Board of Trustees 2005-2011	President, Loring Consulting Company since 2001; Vice President for Business Management and CFO, Ottawa University, 1992-2001, 2006-2008; IBM Corporation, 1965-1991; currently active with various charitable, educational and religious organizations.	5	None

     The specific experience, qualifications, attributes or skills that led to the conclusion that the nominees should serve as Trustees of the Trust at this time in light of the Trust’s business and structure, in addition to those listed above, were as follows.

Diana P. Herrmann:	More than 20 years of experience in mutual fund management.

Grady Gammage, Jr.:	Lawyer, educator, active in land use, water issues and other public affairs in the state and region.

Tucker Hart Adams:	Experienced economist.

Ernest Calderón:	Lawyer, active in public affairs in the state and region.

Thomas A. Christopher:	Experienced trustee of mutual funds, knowledgeable about financial matters.

Gary C. Cornia:	Experienced educator in business and finance.

Lyle W. Hillyard:	Lawyer, experienced legislator in region.

John C. Lucking:	Experienced economist in the state and region.

Anne J. Mills:	Extensive financial and management experience; knowledgeable about operation and governance of mutual funds.

     References to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Positions
Held with
Trust and
Name, Address(1)	Length of
and Date of Birth	Service(2)	Principal Occupation(s) During Past 5 Years(3)

Chairman Emeritus(6)

Lacy B. Herrmann New York, NY (05/12/29)	Founder and Chairman Emeritus since 2005; Chairman of the Board of Trustees 1985-2005
Founder and Chairman of the Board, Aquila Management Corporation, the sponsoring organization and parent of the Manager or Administrator and/or Adviser to each fund of the Aquila Group of Funds; Chairman of the Manager or Administrator and/or Adviser to each since 2004; Founder and Chairman Emeritus of each fund in the Aquila Group of Funds; previously Chairman and a Trustee of each fund in the Aquila Group of Funds since its establishment until 2004 or 2005; Director of the Distributor since 1981 and formerly Vice President or Secretary, 1981-1998; Director or trustee, Premier VIT, 1994-2009; Director or trustee of Oppenheimer Quest Value Funds Group, Oppenheimer Small Cap Value Fund, Oppenheimer Midcap Fund, 1987-2009, and Oppenheimer Rochester Group of Funds, 1995-2009; Trustee Emeritus, Brown University and the Hopkins School; active in university, school and charitable organizations.

Officers

Charles E. Childs, III New York, NY (04/01/57)	Executive Vice President since 2003 and Secretary since 2011
Executive Vice President of all funds in the Aquila Group of Funds and the Manager and the Manager’s parent since 2003; Chief Operating Officer of the Manager and the Manager’s parent since 2008; Secretary of all funds in the Aquila Group of Funds since 2011; formerly Senior Vice President, corporate development, Vice President, Assistant Vice President and Associate of the Manager’s parent since 1987; Senior Vice President, Vice President or Assistant Vice President of the Aquila Money-Market Funds, 1988-2003.

Marie E. Aro Denver, CO (02/10/55)	Senior Vice President since 2010
Co-President of the Distributor since 2010, Vice President, 1993-1997; Senior Vice President, Aquila Three Peaks Opportunity Growth Fund since 2004; Senior Vice President, Tax-Free Trust of Arizona since 2010 and Vice President, 2004-2010; Senior Vice President, Aquila Three Peaks High Income Fund since 2006; Senior Vice President, Hawaiian Tax-Free Trust, Tax-Free Fund For Utah, Tax-Free Fund of Colorado, Tax-Free Trust of Oregon, Churchill Tax-Free Fund of Kentucky and Narragansett Insured Tax-Free Income Fund since 2010; Vice President, INVESCO Funds Group, 1998-2003.

Todd W. Curtis Phoenix, AZ (06/08/49)	Senior Vice President since 2004
Senior Vice President and Portfolio Manager, Tax-Free Trust of Arizona, since August 2004; Vice President and Portfolio Manager, Churchill Tax-Free Fund of Kentucky, since 2009, backup portfolio manager, 2004-2009; Vice President and Portfolio Manager, Tax-Free Fund For Utah, since 2009; Vice President and Portfolio Manager, Banc One Investment Advisors, Inc. and its predecessors, 1981-2004.

Positions
Held with
Trust and
Name, Address(1)	Length of
and Date of Birth	Service(2)	Principal Occupation(s) During Past 5 Years(3)

Paul G. O’Brien Charlotte, NC (11/28/59)	Senior Vice President since 2010
Co-President of the Distributor since 2010, Managing Director, 2009-2010; Senior Vice President of Aquila Three Peaks Opportunity Growth Fund, Aquila Three Peaks High Income Fund, and each of the Aquila Municipal Bond Funds since 2010; held various positions to Senior Vice President and Chief Administrative Officer of Evergreen Investments Services, Inc., 1997-2008; Mergers and Acquisitions Coordinator for Wachovia Corporation, 1994-1997.

Alan R. Stockman Glendale, AZ (07/31/54)	Senior Vice President since 2001
Senior Vice President, Tax-Free Fund of Colorado, since 2009; Senior Vice President, Tax-Free Trust of Arizona since 2001, Vice President, 1999-2001; Vice President, Aquila Three Peaks Opportunity Growth Fund since 1999; Bank One, Commercial Client Services representative, 1997-1999; Trader and Financial Consultant, National Bank of Arizona (Zions Investment Securities Inc.), Phoenix, Arizona 1996-1997.

James T. Thompson Bountiful, UT (03/17/55)	Assistant Vice President since 2009
Vice President and Co-Portfolio Manager, Tax-Free Fund For Utah, since 2009; Assistant Vice President and Backup Portfolio Manager, Tax-Free Trust of Arizona and Churchill Tax-Free Fund of Kentucky, since 2009; Senior Vice President, First Security Bank/Wells Fargo Brokerage Services LLC, Salt Lake City, UT, 1991-2009.

Robert S. Driessen New York, NY (10/12/47)	Chief Compliance Officer since 2009
Chief Compliance Officer of each fund in the Aquila Group of Funds, the Manager and the Distributor since December 2009; Vice President, Chief Compliance Officer, Curian Capital, LLC, 2004-2008; Vice President, Chief Compliance Officer, Phoenix Investment Partners, Ltd., 1999-2004; Vice President, Risk Liaison, Corporate Compliance, Bank of America, 1996-1999; Vice President, Securities Compliance, Prudential Insurance Company of America, 1993-1996; various positions to Branch Chief, U.S. Securities and Exchange Commission, 1972-1993.

Joseph P. DiMaggio New York, NY (11/06/56)	Chief Financial Officer since 2003 and Treasurer since 2000	Chief Financial Officer of each fund in the Aquila Group of Funds since 2003 and Treasurer since 2000.

Positions
Held with
Trust and
Name, Address(1)	Length of
and Date of Birth	Service(2)	Principal Occupation(s) During Past 5 Years(3)

Yolonda S. Reynolds New York, NY (04/23/60)	Assistant Treasurer since 2010	Director of Fund Accounting for the Aquila Group of Funds since 2007; Investment Accountant, TIAA-CREF, 2007; Sr. Fund Accountant, JP Morgan Chase, 2003-2006.

Lori A. Vindigni New York, NY (11/02/66)	Assistant Treasurer since 2000
Assistant Treasurer of each fund in the Aquila Group of Funds since 2000; Assistant Vice President of the Manager or its predecessor and current parent since 1998; Fund Accountant for the Aquila Group of Funds, 1995-1998.

John M. Herndon New York, NY (12/17/39)	Assistant Secretary since 1995
Assistant Secretary of each fund in the Aquila Group of Funds since 1995 and Vice President of the three Aquila Money-Market Funds since 1990; Vice President of the Manager or its predecessor and current parent since 1990.

_____________________
(1) The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll-free) or by visiting www.aquilafunds.com or the EDGAR Database at the SEC’s internet site at www.sec.gov.

(2) The mailing address of each Trustee and officer is c/o Tax-Free Trust of Arizona, 380 Madison Avenue, Suite 2300, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Manager’s corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Trust.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust, each of which is a money-market fund, are called the “Aquila Money-Market Funds”; Tax-Free Trust of Arizona, Tax-Free Fund of Colorado, Hawaiian Tax-Free Trust, Churchill Tax-Free Fund of Kentucky, Tax-Free Trust of Oregon, Narragansett Insured Tax-Free Income Fund (Rhode Island) and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the “Aquila Municipal Bond Funds”; Aquila Three Peaks Opportunity Growth Fund is an equity fund; and Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds are called the “Aquila Group of Funds.” (6) The Chairman Emeritus may attend Board meetings but has no voting power.

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on January 1, 2011 and held for the six months ended June 30, 2011.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended June 30, 2011

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	3.84%	$1,000.00	$1,038.40	$3.69
Class C	3.41%	$1,000.00	$1,034.10	$7.97
Class Y	3.91%	$1,000.00	$1,039.10	$2.93

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.73%, 1.58% and 0.58% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued) Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2011
	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.17	$3.66
Class C	5.00%	$1,000.00	$1,016.96	$7.90
Class Y	5.00%	$1,000.00	$1,021.92	$2.91

(1)
Expenses are equal to the annualized expense ratio of 0.73%, 1.58% and 0.58% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Trust publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2011 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code and no action on the part of shareholders is required.

     For the fiscal year ended June 30, 2011, $12,265,415 of dividends paid by Tax-Free Trust of Arizona, constituting 99.76% of total dividends paid during the fiscal year ended June 30, 2011, were exempt-interest dividends; and the balance was ordinary dividend income.

     Prior to February 15, 2011, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2010 calendar year.

     Prior to February 15, 2012, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2011 calendar year.

PRIVACY NOTICE (unaudited)

Tax-Free Trust of Arizona

Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

Information We Collect. ”Non-public personal information” is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust’s transfer agent, distributor, investment adviser or sub-adviser, if any, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

Non-California Residents: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

California Residents Only: In addition, unless you “opt-out” of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

How We Safeguard Your Information. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

Aquila Distributors, Inc.
Aquila Investment Management LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
Grady Gammage, Jr.,  Chair
Tucker Hart Adams
Ernest Calderón
Thomas A. Christopher
Gary C. Cornia
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking
Anne J. Mills

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President and Secretary
Todd W. Curtis, Senior Vice President and Portfolio Manager
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Alan R. Stockman, Senior Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

(a) As of June 30, 2011 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2)  The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee.  The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities.  The Board believes that its current membership satisfies those criteria.  It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility.  The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $19,800 in 2010 and $18,800 in 2011.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c)  Tax Fees - The Registrant was billed by the principal accountant $3,200 and $3,400 in 2010 and 2011, respectively, for return preparation and tax compliance.

d)  All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1)  Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2)  None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF ARIZONA

By:	/s/ Diana P. Herrmann
President and Trustee September 9, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer September 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann President and Trustee September 9, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer September 9, 2011

TAX-FREE TRUST OF ARIZONA

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.